Prepayments and other assets - Summary of Prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other current assets
Prepayments to vendors (Note a)	$ 46,277	$ 158,687
VAT recoverable and refund	55,403	72,402
Deferred charges	7,546	6,166
Deposits	3,746	3,329
Prepayment for repurchase of ordinary shares		3
Others (Note b)	9,270	1,936
Total	122,242	242,523
Other non-current assets
Long-term rental and other deposits	486	2,448
Prepayments for purchase of software		56
Total	$ 486	$ 2,504